Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The below tables sets forth the results from these entities, on a 100% basis, for the three months to June 30, 2022 and 2021:

	Three months ended June 30, 2022		Three months ended June 30, 2021
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II	Opex	Akal
Revenue	26.7	24.9	29.3	58.5	27.1	13.8
Operating expenses	(26.0)	(24.4)	(27.4)	(63.3)	(35.7)	(8.6)
Net income/(loss)	(2.7)	0.7	2.5	(1.5)	(16.3)	3.7

The below tables sets forth the results from these entities, on a 100% basis, for the six months to June 30, 2022 and 2021:

	Six months ended June 30, 2022		Six months ended June 30, 2021
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II	Opex	Akal
Revenue	56.1	47.7	51.8	23.9	173.2	71.9
Operating expenses	(54.5)	(46.6)	(47.7)	(17.9)	(148.0)	(81.7)
Net income/(loss)	(1.4)	1.4	1.1	3.3	28.4	(9.8)
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at June 30, 2022		As at December 31, 2021
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Cash	11.0	15.8	9.0	7.2
Total current assets	147.6	81.2	142.2	48.7
Total non-current assets	3.6	3.6	4.2	2.1
Total assets	151.2	84.8	146.4	50.8
Total current liabilities	138.3	78.4	132.1	45.8
Equity	12.9	6.4	14.3	5.0
Total Liabilities and Equity	151.2	84.8	146.4	50.8
The following presents our investments in equity method investments as at June 30, 2022:

In $ millions	Perfomex	Perfomex II	Borr Total
Balance as of January 1, 2022	16.9	2.5	19.4
Income on a percentage basis	(0.7)	0.7	—
Balance as of June 30, 2022 (1)	16.2	3.2	19.4
(1) As at June 30, 2022, the "Equity method investments" balance in the Unaudited Consolidated Balance Sheets includes $9.8 million in funding provided by shareholder loans to Perfomex